Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable
Accounts receivables, net from contracts with customers consist of the following (in millions):

	December 31,
	2019	2018
Accounts receivables with customers
Construction	$199.2	$196.6
Energy	31.1	3.3
Telecommunications	51.9	117.6
Broadcasting	8.5	9.2
Total accounts receivables with customers	$290.7	$326.7
Accounts receivable, net consist of the following (in millions):

	December 31,
	2019	2018
Contracts in progress	$177.7	$134.4
Trade receivables	60.6	127.5
Unbilled retentions	53.9	65.6
Other receivables	21.1	4.1
Allowance for doubtful accounts	(1.5)	(0.8)
Total accounts receivable, net	$311.8	$330.8